Document and Entity Information	3 Months Ended
	Mar. 31, 2013	Jun. 28, 2013
Document and Entity Information
Entity Registrant Name	Lone Star Gold, Inc.
Document Type	S-1
Document Period End Date	Mar. 31, 2013
Amendment Flag	false
Entity Central Index Key	0001464865
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		30,000,000
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY